Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
Metropolitan Commercial Bank 401(k) Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

Metropolitan Commercial Bank 401(k) Plan
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
EIN: 13-4047042
Plan # 001

December 31, 2025

(a)	(b) Identity of Issuer	(c) Description of Investment: Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
Common collective trust
	Galliard Capital Management	GALLIARD STABLE RETURN FUND C	**	$ 924,378

Common stock
*	Metropolitan Bank	METROPOLITAN BANK STOCK PURCHASE ACCOUNT	**	797,925

Registered investment companies
	AllianceBernstein	AB GLOBAL BOND ADVISSOR CLASS	**	207,258
	American Beacon Funds	SMALL CAP VALUE FUND R6 CLASS	**	222,463
	Baron Funds	SMALL CAP FUND INSTITUTIONAL CLASS	**	519,152
	BlackRock	HIGH YIELD PORTFOLIO FUND CLASS K	**	103,339
	Cohen & Steers	REALTY SHARES FUND CLASS L	**	214,312
*	Fidelity Investments	500 INDEX FUND	**	4,041,923
*	Fidelity Investments	EXTENDED MARKET INDEX FUND	**	1,630,084
*	Fidelity Investments	INFLATION-PROTECTED BOND INDEX FUND	**	153,336
*	Fidelity Investments	U.S. BOND INDEX FUND	**	263,795
*	Fidelity Investments	TOTAL INTERNATIONAL INDEX FUND	**	892,091
*	Fidelity Investments	TOTAL BOND K6 FUND	**	876,647
*	Fidelity Investments	BLUE CHIP GROWTH K6 FUND	**	4,727,822

(a) (b) Identity of Issuer	(c) Description of Investment: Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
Registered investment companies, continued
MFS	INTERNATIONAL DIVERSIFICATION FUND CLASS R6	**	1,171,097
T. Rowe Price	RETIREMENT 2015 FUND I CLASS	**	885,079
T. Rowe Price	RETIREMENT 2020 FUND I CLASS	**	5,121
T. Rowe Price	RETIREMENT 2025 FUND I CLASS	**	2,659,008
T. Rowe Price	RETIREMENT 2030 FUND I CLASS	**	125,733
T. Rowe Price	RETIREMENT 2035 FUND I CLASS	**	8,247,345
T. Rowe Price	RETIREMENT 2040 FUND I CLASS	**	197,547
T. Rowe Price	RETIREMENT 2045 FUND I CLASS	**	4,833,143
T. Rowe Price	RETIREMENT 2050 FUND I CLASS	**	105,475
T. Rowe Price	RETIREMENT 2055 FUND I CLASS	**	5,134,239
T. Rowe Price	RETIREMENT 2060 FUND I CLASS	**	164,523
T. Rowe Price	RETIREMENT 2065 FUND I CLASS	**	176,680
T. Rowe Price	RETIREMENT BALANCED FUND CLASS I	**	546,275
Vanguard	EQUITY-INCOME FUND ADMIRAL SHARES	**	1,759,250
Vanguard	GNMA FUND ADMIRAL SHARES	**	79,361
Vanguard	STRATEGIC EQUITY FUND INVESTOR SHARES	**	1,212,137
			41,154,235

Total investments			42,876,538

Notes receivable
* Participants	Notes receivable with variable maturities through 2030 and interest rates ranging from 4.75% - 10.00% on all outstanding notes.	-	650,110

Total			$ 43,526,648

* Party-in-interest transactions.
**The cost of participant-directed accounts is not required to be disclosed.